                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4563

                    Oppenheimer Limited-Term Government Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                              Principal
                                                                Amount           Value
                                                            -------------   ---------------
ASSET-BACKED SECURITIES--11.4%
Ally Auto Receivables Trust 2010-2, Automobile
Receivables Nts.:
Series 2010-2, Cl. A2, 0.89%, 9/17/12                       $   2,200,000   $     2,204,421
Series 2010-2, Cl. A4, 2.09%, 5/15/15                           4,775,000         4,838,686
Ally Auto Receivables Trust 2010-4, Automobile
Receivables Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14        1,955,000         1,943,473
AmeriCredit Automobile Receivables Trust 2009-1,
Automobile Receivables-Backed Nts., Series 2009-1, Cl.
A3, 3.04%, 10/15/13                                             5,715,000         5,820,023
AmeriCredit Automobile Receivables Trust 2010-3,
Automobile Receivables-Backed Nts., Series 2010-3, Cl.
A2, 0.77%, 12/9/13                                              8,425,000         8,428,767
AmeriCredit Automobile Receivables Trust 2010-4,
Automobile Receivables-Backed Nts., Series 2010-4, Cl.
A3, 1.27%, 4/8/15                                               1,895,000         1,894,466
AmeriCredit Prime Automobile Receivables Trust 2010-1,
Automobile Receivables Nts., Series 2010-1, Cl. A2,
0.97%, 1/15/13                                                  4,328,204         4,330,114
Argent Securities Trust 2004-W8, Asset-Backed
Pass-Through Certificates, Series 2004-W8, Cl. A2,
1.221%, 5/25/34(1)                                              6,830,731         6,062,612
Bank of America Auto Trust 2010-2, Automobile
Receivables, Series 2010-2, Cl. A4, 1.94%, 6/15/17              2,775,000         2,805,980
Bank of America Credit Card Trust, Credit Card
Asset-Backed Certificates, Series 2010-A1, Cl. A1,
0.56%, 9/15/15(1)                                               4,240,000         4,241,135
BMW Vehicle Owner Trust 2010-A, Asset-Backed Nts.,
Series 2010-A, Cl. A3, 1.39%, 4/25/14                           3,185,000         3,210,015
Capital One Multi-Asset Execution Trust, Credit Card
Asset-Backed Certificates, Series 2008-A5, Cl. A5,
4.85%, 2/18/14                                                 11,800,000        11,947,599
CarMax Auto Owner Trust 2010-2, Asset-Backed
Certificates, Series 2010-2, Cl. A3, 1.41%, 2/16/15             8,950,000         9,013,907
CarMax Auto Owner Trust 2010-3, Automobile Asset-Backed
Nts., Series 2010-3, Cl. A3, 0.99%, 2/17/15                     4,660,000         4,634,468
Citibank Omni Master Trust, Credit Card Receivables,
Series 2009-A8, Cl. A8, 2.36%, 5/16/16(1,2)                     5,655,000         5,727,226
CNH Equipment Trust, Asset-Backed Certificates:
Series 2009-B, Cl. A3, 2.97%, 3/15/13                           1,384,907         1,390,967
Series 2010-A, Cl. A2, 0.81%, 3/25/15                           4,270,881         4,272,857
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36(1)                     5,693,897         4,877,446
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36(1)                     1,250,162         1,005,854
CWABS Asset-Backed Certificates Trust 2006-25,
Asset-Backed Certificates, Series 2006-25, Cl. 2A2,
0.381%, 6/25/47(1)                                              3,940,000         3,527,533
DaimlerChrysler Auto Trust 2007-A, Automobile Receivable
Nts., Series 2007-A, Cl. A4, 5.28%, 3/8/13                      9,053,079         9,275,091
Discover Card Master Trust, Credit Card Receivables,
Series 2009-A1, Cl. A1, 1.56%, 12/15/14(1)                      5,125,000         5,194,514
DT Auto Owner Trust, Automobile Receivable Nts.,
Series 2009-1, Cl. A1, 2.98%, 10/15/15(2)                       2,403,186         2,421,854


                  1 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                              Principal
                                                                Amount           Value
                                                            -------------   ---------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg.
Pass-Through Certificates, Series 2006-FF10, Cl. A3,
0.351%, 7/25/36(1)                                          $     994,072   $       977,682
First Franklin Mortgage Loan Trust 2006-FF9, Mtg.
Pass-Through Certificates, Series 2006-FF9, Cl. 2A2,
0.371%, 7/7/36(1)                                                 511,829           487,515
Ford Credit Auto Lease Trust, Automobile Receivable Nts.:
Series 2010-A, Cl. A, 1.04%, 3/15/13(2)                         5,569,441         5,574,464
Series 2010-B, Cl. A2, 0.75%, 10/15/12(3)                       5,140,000         5,140,006
Ford Credit Auto Owner Trust, Automobile Receivable Nts.:
Series 2006-C, Cl. B, 5.30%, 6/15/12                            1,115,000         1,140,032
Series 2010-A, Cl. A4, 2.15%, 6/15/15                           6,140,000         6,256,165
GE Capital Credit Card Master Note Trust, Asset-Backed
Nts., Series 2009-2, Cl. A, 3.69%, 7/15/15                      9,275,000         9,638,152
GE Equipment Midticket LLC, Asset-Backed Certificates,
Series 2010-1, Cl. A2, 0.61%, 1/14/13(2)                        7,105,000         7,107,067
Harley-Davidson Motorcycle Trust 2006-3, Motorcycle
Contract-Backed Nts., Series 2006-3, Cl. A4, 5.22%,
6/15/13                                                         4,916,109         5,003,645
Harley-Davidson Motorcycle Trust 2010-1, Motorcycle
Contract-Backed Nts., Series 2010-1, Cl. A3, 1.16%,
2/15/15                                                         3,590,000         3,586,336
Honda Auto Receivables 2010-2 Owner Trust, Automobile
Receivable Nts., Series 2010-2, Cl. A3, 1.34%, 5/20/13          4,800,000         4,837,254
HSBC Home Equity Loan Trust 2005-3, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2005-3,
Cl. A1, 0.521%, 1/20/35(1)                                      1,977,667         1,899,243
HSBC Home Equity Loan Trust 2006-4, Closed-End Home
Equity Loan Asset-Backed Certificates, Series 2006-4,
Cl. A2V, 0.371%, 3/20/36(1)                                       548,031           545,936
Hyundai Auto Receivables Trust 2010-A, Automobile
Receivable Nts., Series 2010-A, Cl. A3, 1.50%, 10/15/14         2,330,000         2,354,069
Merrill Auto Trust Securitization 2007-1, Asset-Backed
Nts., Series 2007-1, Cl. A4, 0.32%, 12/15/13(1)                 2,791,223         2,783,909
NCUA Guaranteed Notes Trust, Asset-Backed Nts.,
Series 2010-A1, Cl. A, 0.615%, 12/7/20(1)                      16,000,000        16,016,800
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed
Nts., Series 2010-B, Cl. A3, 1%, 12/15/13                       4,615,000         4,609,393
Nissan Auto Lease Trust, Automobile Receivable Nts.,
Series 2010-A, Cl. A3, 1.39%, 1/15/16                           4,820,000         4,848,724
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%,
1/25/36(1)                                                      1,685,311         1,552,977
Santander Drive Auto Receivables Trust 2010-3,
Automobile Receivables Nts., Series 2010-3, Cl. A3,
1.20%, 6/16/14                                                  2,870,000         2,871,368
USAA Auto Owner Trust 2007-2, Automobile Receivable
Nts., Series 2007-2, Cl. A4, 5.07%, 6/15/13                     3,431,906         3,479,572
Volkswagen Auto Lease Trust 2010-A, Automobile
Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13         4,525,000         4,517,478
Volvo Financial Equipment LLC, Asset-Backed
Certificates, Series 2010-1A, Cl. A3, 1.56%, 6/17/13(2)         2,395,000         2,407,164
Wachovia Auto Owner Trust 2007-A, Automobile Receivable
Nts., Series 2007-A, Cl. A4, 5.49%, 4/22/13                     5,000,980         5,097,312


                  2 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                              Principal
                                                                Amount           Value
                                                            -------------   ---------------
World Financial Network Credit Card Master Note Trust,
Credit Card Receivables, Series 2009-A, Cl. A, 4.60%,
9/15/15                                                     $   8,970,000   $     9,223,890
                                                                            ---------------
Total Asset-Backed Securities (Cost $223,403,888)                               221,025,161
MORTGAGE-BACKED OBLIGATIONS--73.0%
GOVERNMENT AGENCY--64.0%
FHLMC/FNMA/FHLB/SPONSORED--63.2%
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                                     306,947           323,732
6%, 5/15/18-10/15/29                                           14,458,155        15,824,934
6.50%, 4/15/18-4/1/34                                           7,319,383         8,103,600
6.50%, 5/25/29(4)                                                 301,566           339,132
7%, 8/15/16-10/1/37                                             4,004,593         4,519,929
7.50%, 2/15/32-4/25/36                                          8,358,610         9,583,340
8%, 4/1/16                                                      1,042,851         1,147,501
8.50%, 3/15/31                                                    263,587           311,898
9%, 8/1/22-5/1/25                                                 320,038           362,413
10%, 8/16/21                                                       51,904            60,430
11%, 12/15/20                                                      74,309            85,801
11.50%, 6/15/20-12/3/20                                           131,354           145,286
11.75%, 1/15/16-4/15/19                                             3,510             3,550
12%, 6/15/15                                                        9,043             9,178
12.50%, 7/15/19                                                    30,910            35,632
13%, 8/15/15                                                       44,121            50,993
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 0.963%, 6/15/21(1)                             10,989            10,991
Series 151, Cl. F, 9%, 5/15/21                                     46,021            53,223
Series 1695, Cl. F, 3.024%, 3/15/24(1)                          2,801,694         2,939,292
Series 2006-11, Cl. PS, 23.611%, 3/25/36(1)                     2,009,131         2,836,998
Series 2035, Cl. PC, 6.95%, 3/15/28                             1,793,257         1,837,507
Series 2084, Cl. ZC, 6.50%, 8/15/28                             1,003,818         1,038,057
Series 2116, Cl. ZA, 6%, 1/15/29                                1,606,467         1,756,510
Series 2122, Cl. FD, 0.61%, 2/15/29(1)                          1,443,310         1,445,814
Series 2132, Cl. FN, 1.158%, 3/15/29(1)                         2,208,196         2,241,848
Series 2148, Cl. ZA, 6%, 4/15/29                                2,880,218         3,111,734
Series 2195, Cl. LH, 6.50%, 10/15/29                            3,645,579         4,156,247
Series 2220, Cl. PD, 8%, 3/15/30                                  410,683           480,626
Series 2281, Cl. Z, 6.50%, 2/15/31                              5,140,331         5,759,518
Series 2319, Cl. BZ, 6.50%, 5/15/31                             7,771,614         8,352,512
Series 2326, Cl. ZP, 6.50%, 6/15/31                             1,749,831         2,016,273
Series 2344, Cl. FP, 1.21%, 8/15/31(1)                          1,242,618         1,264,695
Series 2368, Cl. TG, 6%, 10/15/16                                 306,182           329,694
Series 2392, Cl. FB, 0.86%, 1/15/29(1)                            423,567           427,562
Series 2396, Cl. FE, 0.86%, 12/15/31(1)                           538,359           543,859
Series 2401, Cl. FA, 0.91%, 7/15/29(1)                            537,453           543,774
Series 2464, Cl. FI, 1.26%, 2/15/32(1)                            948,791           966,530
Series 2470, Cl. LF, 1.26%, 2/15/32(1)                            970,694           992,503
Series 2471, Cl. FD, 1.26%, 3/15/32(1)                          1,541,527         1,574,573
Series 2481, Cl. AF, 0.81%, 3/15/32(1)                            900,393           907,456
Series 2500, Cl. FD, 0.76%, 3/15/32(1)                            934,654           940,423


                  3 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                              Principal
                                                                Amount           Value
                                                            -------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 2501, Cl. GD, 6%, 10/1/31                            $     465,959   $       475,528
Series 2504, Cl. FP, 0.76%, 3/15/32(1)                          1,752,706         1,762,828
Series 2526, Cl. FE, 0.66%, 6/15/29(1)                          1,276,815         1,281,761
Series 2530, Cl. FD, 0.76%, 2/15/32(1)                          1,891,725         1,904,394
Series 2538, Cl. F, 0.86%, 12/15/32(1)                            270,053           272,754
Series 2541, Cl. EX, 5%, 2/1/17                                 2,438,289         2,475,883
Series 2545, Cl. TN, 5%, 11/1/16                                   18,852            18,882
Series 2550, Cl. FI, 0.61%, 11/15/32(1)                         1,098,783         1,101,420
Series 2551, Cl. FD, 0.66%, 1/15/33(1)                          1,339,711         1,344,685
Series 2572, Cl. HK, 4%, 2/1/17                                 1,724,697         1,750,014
Series 2648, Cl. JE, 3%, 2/1/30                                 2,406,767         2,417,768
Series 2676, Cl. KY, 5%, 9/15/23                                4,862,000         5,239,900
Series 2684, Cl. PC, 5%, 5/1/28                                 3,283,577         3,297,344
Series 2688, Cl. DA, 4.50%, 2/1/20                                534,968           540,571
Series 2707, Cl. VB, 5%, 12/1/22                                1,664,034         1,668,613
Series 2838, Cl. EH, 4.50%, 6/1/18                             12,207,518        12,556,907
Series 2911, Cl. CU, 5%, 2/1/28                                 4,939,894         5,029,204
Series 2915, Cl. GA, 4.50%, 12/1/21                             4,822,209         4,946,523
Series 3013, Cl. GA, 5%, 6/1/34                                 7,981,370         8,479,488
Series 3025, Cl. SJ, 23.796%, 8/15/35(1)                          470,696           656,206
Series 3045, Cl. CN, 5%, 9/1/23                                 1,906,429         1,948,643
Series 3094, Cl. HS, 23.429%, 6/15/34(1)                        1,198,183         1,574,267
Series 3099, Cl. PA, 5.50%, 9/15/25                               283,757           283,700
Series 3134, Cl. FA, 0.56%, 3/15/36(1)                         17,769,659        17,812,878
Series 3197, Cl. AN, 5.50%, 8/1/13                              4,981,990         5,096,023
Series 3216, Cl. DA, 4.50%, 12/1/30                             2,781,234         2,794,885
Series 3242, Cl. QA, 5.50%, 3/1/30                              1,808,643         1,863,301
Series 3306, Cl. PA, 5.50%, 10/1/27                               955,189           965,298
Series 3342, Cl. FT, 0.71%, 7/15/37(1)                          9,808,454         9,884,518
Series R013, Cl. AB, 6%, 12/1/21                                3,034,098         3,155,199
Series R014, Cl. AL, 5.50%, 10/1/14                               148,131           148,101
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 192, Cl. IO, 11.378%, 2/1/28(5)                            543,201           108,409
Series 205, Cl. IO, 9.451%, 9/1/29(5)                           3,314,554           696,224
Series 206, Cl. IO, 9.519%, 12/1/29(5)                            152,878            37,870
Series 2074, Cl. S, 56.369%, 7/17/28(5)                           728,251           143,005
Series 2079, Cl. S, 72.389%, 7/17/28(5)                         1,243,478           260,620
Series 243, Cl. 6, 1.559%, 12/15/32(5)                          1,514,849           295,105
Series 2493, Cl. S, 56.431%, 9/15/29(5)                           879,496           172,729
Series 2526, Cl. SE, 41.046%, 6/15/29(5)                        1,764,076           314,990
Series 2796, Cl. SD, 68.671%, 7/15/26(5)                          373,116            66,113
Series 2819, Cl. S, 52.327%, 6/15/34(5)                        15,619,894         2,738,008
Series 2835, Cl. BS, 38.897%, 12/15/28(5)                      11,941,555         1,293,836
Series 2920, Cl. S, 65.871%, 1/15/35(5)                         8,143,017         1,171,409
Series 3110, Cl. SL, 99.999%, 2/15/26(5)                        1,345,882           172,627
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 10.121%, 12/1/31(6)                         1,222,888         1,026,851


                  4 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                              Principal
                                                                Amount           Value
                                                            -------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Series 219, Cl. PO, 9.976%, 3/1/32(6)                       $   3,511,226   $     3,095,004
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed
Security, Series 237, Cl. F16, 0.76%, 5/15/36(1)               15,519,178        15,632,419
Federal National Mortgage Assn.:
3.50%, 1/1/26-1/1/41(7)                                        78,970,174        78,514,199
4%, 5/1/19                                                      3,564,126         3,677,175
4%, 1/1/41(7)                                                  90,165,000        89,714,175
4.50%, 5/25/18-6/1/20                                          20,013,039        21,173,552
4.50%, 1/1/41(7)                                               63,893,000        65,600,157
5%, 2/25/18-7/25/22                                            58,053,994        62,143,020
5%, 1/1/41(7)                                                  62,730,000        65,954,698
5.50%, 11/1/21-8/1/36                                          87,769,167        94,891,064
5.50%, 8/25/33-11/1/33(4)                                      24,505,835        26,418,625
5.50%, 1/1/26(7)                                                8,170,000         8,784,025
5.885%, 1/25/12                                                 7,572,271         7,807,502
6%, 7/25/14-12/1/38                                            23,351,799        25,598,472
6%, 8/1/34-1/1/41(7)                                           64,834,308        70,647,641
6.50%, 6/25/17-1/1/34                                          34,140,247        38,128,529
7%, 7/25/13-2/25/36                                            21,316,491        24,106,421
7.50%, 2/25/27-8/25/33                                         23,948,821        27,438,676
8%, 6/25/17                                                         1,180             1,328
8.50%, 7/1/32                                                     100,825           113,586
9%, 8/25/19                                                         7,962             9,352
9.50%, 11/25/21                                                     7,304             8,194
10.50%, 12/25/14                                                    9,584             9,735
11%, 11/25/15-8/13/19                                             403,331           450,015
11.25%, 3/10/16                                                    49,213            56,025
11.50%, 8/8/19                                                     57,160            64,108
12%, 1/25/16-8/25/16                                               92,802           100,666
12.50%, 8/25/15-12/25/15                                           38,353            40,242
13%, 9/8/15-8/25/26                                                84,993            88,385
Federal National Mortgage Assn. Grantor Trust, Gtd.
Trust Pass-Through Certificates, Trust 2001-T6, Cl. B,
6.088%, 5/25/11                                                10,125,000        10,305,454
Federal National Mortgage Assn., Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                56,583            63,424
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                              30,998            37,499
Trust 1992-34, Cl. G, 8%, 3/25/22                                  33,917            35,346
Trust 1997-16, Cl. PD, 7%, 3/18/27                              3,146,161         3,551,147
Trust 1998-59, Cl. Z, 6.50%, 10/25/28                             355,144           397,611
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                          1,960,130         2,164,762
Trust 2001-69, Cl. PF, 1.261%, 12/25/31(1)                      2,198,328         2,255,089
Trust 2002-12, Cl. PG, 6%, 3/25/17                              7,911,609         8,584,106
Trust 2002-19, Cl. PE, 6%, 4/25/17                                648,844           701,280
Trust 2002-29, Cl. F, 1.261%, 4/25/32(1)                        1,105,129         1,133,841
Trust 2002-39, Cl. FD, 1.261%, 3/18/32(1)                       1,473,630         1,513,021
Trust 2002-52, Cl. FD, 0.761%, 9/25/32(1)                       1,228,510         1,237,073
Trust 2002-53, Cl. FY, 0.761%, 8/25/32(1)                       1,383,278         1,392,666
Trust 2002-64, Cl. FJ, 1.261%, 4/25/32(1)                         340,581           349,430


                  5 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                              Principal
                                                                Amount           Value
                                                            -------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-65, Cl. FB, 1.261%, 7/25/32(1)                   $   2,109,707   $     2,164,688
Trust 2002-68, Cl. FH, 0.761%, 10/18/32(1)                        682,626           687,159
Trust 2002-74, Cl. KF, 0.611%, 3/25/17(1)                          11,346            11,349
Trust 2002-77, Cl. TF, 1.261%, 12/18/32(1)                      4,403,764         4,517,095
Trust 2002-82, Cl. FE, 1.261%, 12/25/32(1)                      1,897,495         1,947,152
Trust 2002-9, Cl. PC, 6%, 3/25/17                               2,637,352         2,861,609
Trust 2002-90, Cl. FJ, 0.761%, 9/25/32(1)                         688,999           693,674
Trust 2002-90, Cl. FM, 0.761%, 9/25/32(1)                         662,499           666,994
Trust 2003-111, Cl. HF, 0.661%, 5/25/30(1)                      3,755,479         3,763,131
Trust 2003-116, Cl. FA, 0.661%, 11/25/33(1)                       793,920           797,690
Trust 2003-130, Cl. CS, 13.579%, 12/25/33(1)                    2,018,993         2,322,244
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                           3,676,000         3,980,089
Trust 2003-21, Cl. FK, 0.661%, 3/25/33(1)                         108,255           108,621
Trust 2003-26, Cl. XF, 0.711%, 3/25/23(1)                       5,604,168         5,662,600
Trust 2003-33, Cl. LF, 0.611%, 7/25/17(1)                       1,604,745         1,609,586
Trust 2003-44, Cl. CB, 4.25%, 3/1/33                            3,455,034         3,647,003
Trust 2003-45, Cl. AB, 3.75%, 5/1/33                            2,415,588         2,468,666
Trust 2004-101, Cl. BG, 5%, 1/25/20                             8,529,000         9,121,837
Trust 2004-29, Cl. QG, 4.50%, 12/1/32                           5,000,000         5,315,223
Trust 2004-7, Cl. J, 4%, 7/1/17                                 6,321,440         6,506,699
Trust 2004-72, Cl. FB, 0.761%, 9/25/34(1)                       4,426,602         4,472,033
Trust 2004-9, Cl. AB, 4%, 7/1/17                                  947,410           972,948
Trust 2004-91, Cl. AH, 4.50%, 5/1/29                            5,090,657         5,215,910
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                             7,246,492         8,543,859
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                         4,975,000         5,358,333
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                         8,786,788         9,467,372
Trust 2005-12, Cl. JC, 5%, 6/1/28                               4,807,260         4,913,761
Trust 2005-45, Cl. XA, 0.601%, 6/25/35(1)                       5,205,279         5,224,745
Trust 2005-5, Cl. AB, 5%, 4/1/32                                7,853,696         8,337,128
Trust 2005-53, Cl. WC, 5%, 8/1/18                               4,504,406         4,626,757
Trust 2005-67, Cl. BF, 0.611%, 8/25/35(1)                       4,595,094         4,589,724
Trust 2005-69, Cl. LE, 5.50%, 11/1/33                          10,689,805        11,445,724
Trust 2005-85, Cl. FA, 0.611%, 10/25/35(1)                     10,713,610        10,700,417
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                          3,039,372         3,098,104
Trust 2006-46, Cl. SW, 23.244%, 6/25/36(1)                      1,930,477         2,674,144
Trust 2006-50, Cl. KS, 23.244%, 6/25/36(1)                      1,803,874         2,461,030
Trust 2006-50, Cl. SK, 23.244%, 6/25/36(1)                        362,291           499,756
Trust 2006-97, Cl. MA, 6%, 6/25/16                                151,647           151,877
Trust 2007-79, Cl. FA, 0.711%, 8/25/37(1)                       9,144,221         9,187,274
Trust 2009-36, Cl. FA, 1.201%, 6/25/37(1)                      35,071,184        35,756,917
Trust 2009-37, Cl. HA, 4%, 4/1/19                              10,715,857        11,314,743
Trust 2009-70, Cl. PA, 5%, 8/1/35                              23,744,236        24,913,310
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 40.287%, 12/18/31(5)                     1,603,138           296,040
Trust 2001-68, Cl. SC, 32.342%, 11/25/31(5)                     1,433,817           261,299
Trust 2001-81, Cl. S, 37.292%, 1/25/32(5)                       1,096,157           217,314
Trust 2002-28, Cl. SA, 40.049%, 4/25/32(5)                        922,976           160,080


                  6 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                              Principal
                                                                Amount           Value
                                                            -------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Trust 2002-38, Cl. SO, 58.43%, 4/25/32(5)                   $   1,332,854   $       238,586
Trust 2002-39, Cl. SD, 45.038%, 3/18/32(5)                      1,430,199           282,394
Trust 2002-48, Cl. S, 36.362%, 7/25/32(5)                       1,496,334           274,599
Trust 2002-52, Cl. SD, 43.088%, 9/25/32(5)                      1,228,510           243,854
Trust 2002-52, Cl. SL, 37.79%, 9/25/32(5)                         963,796           181,058
Trust 2002-53, Cl. SK, 43.246%, 4/25/32(5)                        834,492           162,999
Trust 2002-56, Cl. SN, 38.686%, 7/25/32(5)                      2,032,276           373,128
Trust 2002-60, Cl. SM, 46.112%, 8/25/32(5)                      3,326,721           496,337
Trust 2002-77, Cl. IS, 51.825%, 12/18/32(5)                     1,907,791           373,096
Trust 2002-77, Cl. SH, 47.706%, 12/18/32(5)                     1,447,082           271,026
Trust 2002-9, Cl. MS, 36.35%, 3/25/32(5)                        1,692,225           306,097
Trust 2003-33, Cl. IA, 5.296%, 5/25/33(5)                         293,150            61,140
Trust 2003-33, Cl. SP, 49.586%, 5/25/33(5)                      4,032,744           700,106
Trust 2003-38, Cl. SA, 48.532%, 3/25/23(5)                      5,148,410           678,183
Trust 2003-4, Cl. S, 44.218%, 2/25/33(5)                        2,357,861           442,609
Trust 2005-122, Cl. SD, 51.65%, 6/25/35(5)                     10,942,759         1,428,385
Trust 2005-14, Cl. SE, 41.477%, 3/25/35(5)                     11,612,866         1,584,623
Trust 2005-40, Cl. SA, 65.782%, 5/25/35(5)                      4,626,610           773,614
Trust 2005-63, Cl. SA, 66.101%, 10/25/31(5)                     5,188,057           763,767
Trust 2005-63, Cl. X, 40.402%, 10/25/31(5)                         61,415             1,456
Trust 2005-71, Cl. SA, 68.344%, 8/25/25(5)                      5,819,234           794,806
Trust 2006-51, Cl. SA, 57.381%, 6/25/36(5)                     15,189,984         2,193,181
Trust 2006-60, Cl. DI, 41.383%, 4/25/35(5)                     10,598,354         1,549,614
Trust 221, Cl. 2, 28.534%, 5/1/23(5)                            2,257,821           451,009
Trust 254, Cl. 2, 26.384%, 1/1/24(5)                            2,907,900           589,350
Trust 294, Cl. 2, 13.54%, 2/1/28(5)                             3,197,956           633,879
Trust 301, Cl. 2, 2.669%, 4/1/29(5)                             1,787,906           358,751
Trust 321, Cl. 2, 16.313%, 4/1/32(5)                            9,616,706         2,477,461
Trust 324, Cl. 2, 0.431%, 7/1/32(5)                             3,324,410           713,810
Trust 331, Cl. 10, 22.673%, 2/1/33(5)                           4,156,842           771,553
Trust 331, Cl. 4, 4.451%, 2/1/33(5)                             3,640,010           665,253
Trust 331, Cl. 5, 6.736%, 2/1/33(5)                             5,306,111           952,794
Trust 331, Cl. 6, 5.835%, 2/1/33(5)                             5,378,362           968,497
Trust 334, Cl. 10, 7.642%, 2/1/33(5)                            2,104,497           379,705
Trust 339, Cl. 15, 9.62%, 7/1/33(5)                             1,866,148           359,508
Trust 339, Cl. 7, 10.796%, 7/1/33(5)                            4,235,843           721,347
Trust 351, Cl. 8, 8.062%, 4/1/34(5)                             3,740,923           643,166
Trust 356, Cl. 10, 11.168%, 6/1/35(5)                           3,122,833           533,243
Trust 356, Cl. 12, 11.68%, 2/1/35(5)                            1,566,049           268,474
Trust 362, Cl. 13, 0.096%, 8/1/35(5)                            4,154,876           700,310
Trust 364, Cl. 15, 5.844%, 9/1/35(5)                            2,584,034           420,023
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 327, Cl. 1, 9.67%, 9/1/32(6)          832,690           725,223


                  7 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                              Principal
                                                                Amount           Value
                                                            -------------   ---------------
FHLMC/FNMA/FHLB/SPONSORED CONTINUED
Vendee Mortgage Trust, Interest-Only Stripped
Mtg.-Backed Security:
Series 1999-3, Cl. IO, 17.458%, 10/15/29(5)                 $  34,094,024   $       561,955
Series 2001-3, Cl. IO, 12.212%, 5/15/31(5)                     14,804,354           217,451
Series 2002-2, Cl. IO, 13.432%, 1/15/32(5)                     40,075,059           498,814
Series 2002-3, Cl. IO, 18.428%, 8/15/32(5)                     55,537,939         1,785,456
Series 2003-1, Cl. IO, 17.351%, 11/15/32(5)                    82,031,290         1,746,052
                                                                            ---------------
                                                                              1,228,701,039
GNMA/GUARANTEED--0.8%
Government National Mortgage Assn.:
6.50%, 1/29/24                                                    166,612           189,215
7%, 1/29/28-2/8/30                                              1,003,589         1,150,536
7.50%, 6/29/28-8/29/28                                            543,889           628,786
8%, 9/29/28                                                        64,214            75,992
8.50%, 8/1/17-9/29/21                                             506,442           569,868
9.50%, 9/29/17                                                      2,286             2,645
10.50%, 11/29/17-7/15/21                                           93,508           104,530
11%, 11/8/19                                                       91,525           102,152
11.50%, 4/29/13-7/29/15                                            18,271            18,453
13%, 9/29/14                                                          613               618
Government National Mortgage Assn., Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates,
Series 1999-32, Cl. ZB, 8%, 9/16/29                             9,353,806        11,259,108
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 59.854%, 7/16/28(5)                     2,584,208           549,047
Series 1998-6, Cl. SA, 73.529%, 3/16/28(5)                      1,514,209           307,617
Series 2001-21, Cl. SB, 88.416%, 1/16/27(5)                     2,702,704           418,908
Series 2010-6, Cl. SN, 99.999%, 2/20/31(5)                      6,783,342           184,706
                                                                            ---------------
                                                                                 15,562,181
NON-AGENCY--9.0%
COMMERCIAL--7.4%
CHL Mortgage Pass-Through Trust 2003-J5, Mtg.
Pass-Through Certificates, Series 2003-J5, Cl. 2A1, 5%,
7/1/18                                                          5,181,717         5,289,085
Citigroup Commercial Mortgage Trust 2006-C4, Commercial
Mtg. Pass-Through Certificates, Series 2006-C4, Cl. A3,
5.728%, 3/1/49(1)                                               2,340,000         2,535,686
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Series 2010-C1, Cl. A1,
3.156%, 7/1/46(2)                                               6,014,279         6,034,372
Deutsche Mortgage & Asset Receiving, Commercial Mtg.
Pass-Through Certificates, Interest-Only Stripped
Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.82%,
9/1/20(3,5)                                                    48,106,559         4,295,320
Greenwich Capital Commercial Funding Corp./Commercial
Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through
Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39          6,507,496         6,687,429
GS Mortgage Securities Corp. II, Commercial Mtg.
Obligations, Series 2006-GG8, Cl. A4, 5.56%, 11/1/39            6,505,000         6,909,398
GSR Mortgage Loan Trust 2005-AR4, Mtg. Pass-Through
Certificates, Series 2005-AR4, Cl. 6A1, 5.25%, 7/1/35           3,820,225         3,710,203


                  8 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                              Principal
                                                                Amount           Value
                                                            -------------   ---------------
COMMERCIAL CONTINUED
Impac CMB Trust Series 2005-4, Collateralized
Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.801%,
5/25/35(1)                                                  $   5,416,148   $     4,096,135
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2010-C2, Cl. A2, 3.616%, 11/1/43(2)                      7,185,000         6,966,907
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49(3)                   8,645,000         8,733,179
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                      6,125,000         6,272,686
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                       5,010,000         5,209,353
JPMorgan Chase Commercial Mortgage Securities Trust
2007-LDP11, Commercial Mtg. Pass-Through Certificates,
Series 2007-LDP11, Cl. ASB, 5.817%, 6/1/49(1)                   4,780,000         5,074,139
LB-UBS Commercial Mortgage Trust 2003-C8, Commercial
Mtg. Pass-Through Certificates, Series 2003-C8, Cl. A4,
5.124%, 11/11/32                                                5,600,000         5,988,511
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial
Mtg. Pass-Through Certificates, Series 2007-C1, Cl. A2,
5.318%, 1/15/12                                                 7,520,000         7,713,329
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through
Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34              4,576,614         4,568,143
Merrill Lynch Mortgage Trust 2003-KEY1, Mtg.
Asset-Backed Certificates, Series 2003-KEY1, Cl. A4,
5.236%, 11/1/35                                                 8,400,000         8,910,240
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20                         4,701,497         4,610,485
Series 2010-C1, Cl. A2, 2.90%, 10/29/20                         6,650,000         6,476,085
NCUA Guaranteed Notes Trust, Asset-Backed Nts.,
Series 2010-R3, Cl. 2A, 0.825%, 12/8/20(1)                     26,300,000        26,267,125
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through
Certificates, Series 2007-1, Cl. 2A1, 5.834%, 2/1/37(1)         5,312,757         4,142,967
Wells Fargo Commercial Mortgage Trust 2010-C1,
Commercial Mtg. Pass-Through Certificates, Series
2010-C1, Cl. A1, 3.349%, 10/1/57(2)                             3,893,786         3,906,063
                                                                            ---------------
                                                                                144,396,840
MULTIFAMILY--0.1%
CHL Mortgage Pass-Through Trust 2005-6, Mtg.
Pass-Through Certificates, Series 2005-6, Cl. 2A1,
5.50%, 4/1/35                                                   2,149,230         1,937,021
OTHER--0.5%
National Credit Union Administration, Gtd. Nts., Series
2010-R1, Cl. 1A, 0.655%, 10/7/20(1)                            10,122,756        10,110,102
RESIDENTIAL--1.0%
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 1A1,
5.837%, 9/1/47(1)                                               5,683,219         4,231,233
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg.
Pass-Through Certificates, Series 2005-A1, Cl. 2A1,
2.838%, 12/25/34(1)                                             2,754,937         2,683,063
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg.
Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1,
6.025%, 10/25/36(1)                                             4,357,871         4,039,143
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A8, 6%, 9/25/36                                   244,033           154,803


                  9 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                              Principal
                                                                Amount           Value
                                                            -------------   ---------------
RESIDENTIAL CONTINUED
Mtg. Asset-Backed Pass-Through Certificates, Series
2006-QS13, Cl. 1A5, 6%, 9/25/36                             $   7,473,544   $     4,740,850
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed
Pass-Through Certificates, Series 2007-QS6, Cl. A28,
5.75%, 4/25/37                                                  3,442,621         2,152,056
Wells Fargo Mortgage-Backed Securities 2004-R Trust,
Mtg. Pass-Through Certificates, Series 2004-R, Cl. 2A1,
2.872%, 9/1/34(1)                                               1,433,467         1,391,651
                                                                            ---------------
                                                                                 19,392,799
                                                                            ---------------
Total Mortgage-Backed Obligations (Cost $1,368,130,456)                       1,420,099,982
U.S. GOVERNMENT OBLIGATIONS--17.5%
Federal Home Loan Mortgage Corp. Nts.:
1.75%, 9/10/15                                                 35,535,000        34,967,328
3%, 7/28/14                                                    13,710,000        14,444,458
5%, 2/16/17                                                    21,625,000        24,380,220
5.25%, 4/18/16                                                 22,385,000        25,635,794
Federal National Mortgage Assn. Nts.:
1.625%, 10/26/15                                               30,905,000        30,157,068
4.375%, 10/15/15                                               13,972,000        15,396,306
4.875%, 12/15/16                                               12,360,000        13,874,310
5%, 3/15/16                                                    13,165,000        14,890,128
5.375%, 7/15/16-6/12/17                                        12,399,000        14,271,540
U.S. Treasury Bills:
0.135%, 1/6/11                                                 26,000,000        25,999,917
0.13%, 1/20/11                                                 20,000,000        19,999,398
0.167%, 2/3/11                                                 87,000,000        86,995,215
0.187%, 1/27/11(4)                                             20,000,000        19,999,061
                                                                            ---------------
Total U.S. Government Obligations (Cost $339,971,477)                           341,010,743
SHORT-TERM NOTES--14.6%
Federal Home Loan Bank:
0.001%, 1/3/11                                                110,000,000       109,999,994
0.07%, 1/26/11                                                 25,000,000        24,998,715
0.08%, 1/5/11                                                  25,000,000        24,999,764
0.08%, 1/21/11                                                 25,000,000        24,998,889
0.09%, 1/14/11                                                 20,000,000        19,999,350
0.09%, 1/19/11                                                 33,545,000        33,542,890
0.10%, 1/7/11                                                  25,000,000        24,999,583
0.15%, 1/12/11                                                 20,000,000        19,999,083
                                                                            ---------------
Total Short-Term Notes (Cost $283,538,268)                                      283,538,268

                                                                Shares
                                                            -------------
INVESTMENT COMPANY--2.3%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.21%(8,9)
(Cost $45,650,000)                                             45,650,000        45,650,000


                  10 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

                                                                                 Value
                                                                            ---------------
TOTAL INVESTMENTS, AT VALUE (COST $2,260,694,089)                   118.8%  $ 2,311,324,154
LIABILITIES IN EXCESS OF OTHER ASSETS                               (18.8)     (365,648,156)
                                                            -------------   ---------------
Net Assets                                                          100.0%  $ 1,945,675,998
                                                            =============   ===============

Footnotes to Statement of Investments

(1.) Represents the current interest rate for a variable or increasing rate security.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $40,145,117 or 2.06% of the Fund's net assets as of December 31, 2010.

(3.) Restricted security. The aggregate value of restricted securities as of December 31, 2010 was $18,168,505, which represents 0.93% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                 UNREALIZED
                                                     ACQUISITION                                APPRECIATION
SECURITY                                                 DATE          COST         VALUE      (DEPRECIATION)
--------                                             -----------   -----------   -----------   --------------
Deutsche Mortgage & Asset Receiving, Commercial
Mtg. Pass-Through Certificates, Interest-Only
Stripped Mtg.-Backed Security, Series 2010-C1, Cl.
XPA, 4.82%, 9/1/20                                     10/27/10    $ 4,389,822   $ 4,295,320      $(94,502)
Ford Credit Auto Lease Trust, Automobile
Receivable Nts., Series 2010-B, Cl. A2, 0.75%,
   10/15/12                                            10/21/10      5,139,898     5,140,006           108
JPMorgan Chase Commercial Mortgage Securities
Corp., Commercial Mtg. Pass-Through Certificates,
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49              7/14/10      8,536,938     8,733,179       196,241
                                                                   -----------   -----------      --------
                                                                   $18,066,658   $18,168,505      $101,847
                                                                   ===========   ===========      ========

(4.) All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $7,482,712. See accompanying Notes.

(5.) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $45,753,795 or 2.35% of the Fund's net assets as of December 31, 2010.

(6.) Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $4,847,078 or 0.25% of the Fund's net assets as of December 31, 2010.

(7.) When-issued security or delayed delivery to be delivered and settled after December 31, 2010. See accompanying Notes.

(8.) Rate shown is the 7-day yield as of December 31, 2010.

(9.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                      SHARES                                   SHARES
                                  SEPTEMBER 30,     GROSS        GROSS      DECEMBER 31,
                                       2010       ADDITIONS    REDUCTIONS       2010
                                  -------------   ---------   -----------   ------------
OFI Liquid Assets Fund, LLC                  --          --            --            --
Oppenheimer Institutional Money
Market Fund, Cl. E                   80,650,000          --    35,000,000    45,650,000

                                                                 VALUE         INCOME
                                                              -----------   ------------
OFI Liquid Assets Fund, LLC                                   $        --     $10,290(a)
Oppenheimer Institutional Money
Market Fund, Cl. E                                             45,650,000      31,307
                                                              -----------     -------
                                                              $45,650,000     $41,597
                                                              ===========     =======

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.


                  11 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                                LEVEL 2--
                                 LEVEL 1--        OTHER         LEVEL 3--
                                UNADJUSTED     SIGNIFICANT     SIGNIFICANT
                                  QUOTED       OBSERVABLE     UNOBSERVABLE
                                  PRICES         INPUTS          INPUTS           VALUE
                               -----------   --------------   ------------   --------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Asset-Backed Securities        $        --   $  221,025,161            --    $  221,025,161
Mortgage-Backed Obligations             --    1,420,099,982            --     1,420,099,982
U.S. Government Obligations             --      341,010,743            --       341,010,743
Short-Term Notes                        --      283,538,268            --       283,538,268
Investment Company              45,650,000               --            --        45,650,000
                               -----------   --------------    ----------    --------------
Total Investments, at Value     45,650,000    2,265,674,154            --     2,311,324,154
OTHER FINANCIAL INSTRUMENTS:
Futures margins                    777,016               --            --           777,016
                               -----------   --------------    ----------    --------------
Total Assets                   $46,427,016   $2,265,674,154            --    $2,312,101,170
                               -----------   --------------    ----------    --------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures Margins                $(1,427,993)  $           --    $       --    $   (1,427,993)
                               -----------   --------------    ----------    --------------
Total Liabilities              $(1,427,993)  $           --    $       --    $   (1,427,993)
                               -----------   --------------    ----------    --------------


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

FUTURES CONTRACTS AS OF DECEMBER 31, 2010 ARE AS FOLLOWS:

                                                                                        UNREALIZED
                                              NUMBER OF   EXPIRATION                   APPRECIATION
CONTRACT DESCRIPTION               BUY/SELL   CONTRACTS      DATE         VALUE       (DEPRECIATION)
--------------------               --------   ---------   ----------   ------------   --------------
U.S. Treasury Long Bonds, 20 yr.     Sell         260       3/22/11    $ 31,752,500     $ (402,790)
U.S. Treasury Nts., 2 yr.             Buy       2,870       3/31/11     628,260,938       (829,933)
U.S. Treasury Nts., 5 yr.            Sell         519       3/31/11      61,096,031      1,057,049
U.S. Treasury Nts., 10 yr.           Sell       2,159       3/22/11     260,024,563      4,756,015
U.S. Ultra Bonds                      Buy           2       3/22/11         254,188         (4,268)
                                                                                        ----------
                                                                                        $4,576,073
                                                                                        ==========


                  12 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.


                  13 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                        WHEN-ISSUED
                        OR DELAYED
                         DELIVERY
                           BASIS
                       TRANSACTIONS
                       ------------
Purchased securities   $431,066,059
Sold securities          62,976,896

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in


                  14 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

LAF is included in the Statement of Investments. Shares of LAF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are


                  15 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the period ended December 31, 2010, the Fund had an average market value of $682,541,260 and $264,585,031 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

RESTRICTED SECURITIES

As of December 31, 2010, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are


                  16 | Oppenheimer Limited-Term Government Fund

Oppenheimer Limited-Term Government Fund

STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $2,260,751,169
Federal tax cost of other investments      271,065,958
                                        --------------
Total federal tax cost                  $2,531,817,127
                                        ==============
Gross unrealized appreciation           $   73,023,822
Gross unrealized depreciation              (17,874,764)
                                        --------------
Net unrealized appreciation             $   55,149,058
                                        ==============


                  17 | Oppenheimer Limited-Term Government Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011